BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities acquisition) - Optilan India PVT Ltd And Optilan Communication And Security Systems Ltd [Member]	Sep. 11, 2024 USD ($)
Business Combination, Separately Recognized Transaction [Line Items]
Cash	$ 1,836
Accounts receivable	189,732
Other current assets	145,536
Property & equipment	33,349
Goodwill	24,770
Total assets	395,223
Assumed liabilities	314,247
Gain on acquisition	(15,976)
Total Consideration for 100% of equity interests	65,000
Amounts Recognized As Of Acquisition Date [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Cash	1,637
Accounts receivable	128,392
Other current assets	89,082
Property & equipment	35,595
Goodwill	181,478
Total assets	436,184
Assumed liabilities	371,184
Gain on acquisition	0
Total Consideration for 100% of equity interests	65,000
Measurement Period Adjustments [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Cash	199
Accounts receivable	61,376
Other current assets	56,455
Property & equipment	(2,246)
Goodwill	(156,563)
Total assets	(40,779)
Assumed liabilities	56,755
Gain on acquisition	(15,976)
Total Consideration for 100% of equity interests	$ 0